Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Outstanding Non-Vested RSUs
Outstanding non-vested liability classified RSUs granted to employees were as follows:

Year Ended December 31, 2021	Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	1,338,880	$26.57
Vested	—	$—
Forfeited	(5,177)	$26.41
Re-issuance due to modification	234,692	$26.41
Non-vested at end of period	1,568,395	$26.09
(1) Includes dividend equivalents granted in the current period on awards outstanding
Outstanding Non-Vested PSUs
Outstanding non-vested liability classified PSUs granted were as follows:

Year Ended December 31, 2021	Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	—	$—
Granted (1)	219,139	$27.44
Vested	—	$—
Forfeited	(3,087)	$26.41
Re-issuance due to modification	1,303,070	$26.41
Non-vested at end of period	1,519,122	$26.56
(1) Includes dividend equivalents granted in the current period on awards outstanding
Expense Related to Share-Based Plans
Total expense related to these share-based plans was as follows (in millions):

	For the Years Ended December 31,
	2021	2020	2019
Compensation expense recognized	$97	$44	$55
Income tax benefit recognized	$19	$9	$12